Shareholders’ Equity (Details) - USD ($)				1 Months Ended	6 Months Ended
	Apr. 14, 2026	Apr. 13, 2026	Dec. 27, 2024	Oct. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Oct. 24, 2025	Oct. 10, 2025	Apr. 17, 2024
Shareholders’ Equity [Line Items]
Authorized share capital					50,000
Net proceeds (in Dollars)		$ 11,825,513
Offering expenses (in Dollars)		1,174,487			$ 1,700,000
Gross proceeds from offering		$ 13,000,000
Granted Exercisable Term		45 days
Amount of purchase units		$ 3,000,000
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Additional issuance			32,000,000
Exercise price Per share (in Dollars per share)			$ 0.0001
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued					45,829,373	44,096,040
Par value (in Dollars per share)					$ 0.0001	$ 0.0001
Additional issuance	1,733,333	1,733,333
Exercise price Per share (in Dollars per share)		$ 7.5
Ordinary shares authorized					489,796,040	489,796,040
Vote rights					one
Convertible of vote					one
Ordinary shares outstanding					45,829,373	44,096,040
Class A Ordinary Shares [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)			$ 0.0001
Ordinary shares authorized			489,796,040
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued					10,203,960	10,203,960
Par value (in Dollars per share)					$ 0.0001	$ 0.0001
Ordinary shares authorized					10,203,960	10,203,960
Vote rights					twenty
Ordinary shares outstanding					10,203,960	10,203,960
Class B Ordinary Shares [Member] | Board of Directors [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued			10,203,960
Par value (in Dollars per share)			$ 0.0001
Ordinary shares authorized			10,203,960
Issued and outstanding ordinary shares			41,796,040
Unissued ordinary shares			448,000,000
IPO [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)								$ 0.0001
Public offering price (in Dollars per share)								$ 5
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued								2,000,000
Additional issuance				2,300,000	2,300,000
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued							300,000
Warrant [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)		0.0001
Exercise price Per share (in Dollars per share)		$ 1.5
Greenshoe Warrants [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)					$ 7.5
Granted warrants to purchase shares					400,000
Common Investor Warrants [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)					$ 8.25
Exercise price Per share (in Dollars per share)					$ 1.5
Issued warrants to purchase shares					2,600,001
Placement Agent Warrants [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)					$ 9
Issued warrants to purchase shares					86,667
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued					500,000,000				20,000,000
Par value (in Dollars per share)					$ 0.0001				$ 0.0001
Net proceeds (in Dollars)					$ 9,800,000
Granted Exercisable Term		45 days
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Additional issuance					1,733,333
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued						10,203,960
Ordinary shares outstanding						10,203,960